Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series G Preferred Stock [Member]	Dec. 31, 2012 Series G Preferred Stock [Member]	Dec. 31, 2011 Series G Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]
Assets
Cash and cash equivalents	$ 1,792,000	$ 654,000	$ 1,337,000
Accounts receivable, net	398,000	273,000	140,000
Inventory, net	1,360,000	1,199,000	1,268,000
Prepaid expenses and other current assets	407,000	456,000	274,000
Restricted cash	50,000
Total current assets	4,007,000	2,582,000	3,019,000
Property and equipment, net	851,000	1,134,000	1,420,000
Intangible assets, net	2,036,000	1,634,000	1,282,000
Deposits and other assets	33,000	20,000	16,000
Total assets	6,927,000	5,370,000	5,737,000
Liabilities, Redeemable Preferred Stock and Stockholders' Equity (Deficit)
Accounts payable	522,000	969,000	777,000
Accrued liabilities	1,056,000	730,000	752,000
Deferred revenue	156,000	233,000	189,000
Related party payable	16,000	5,000	108,000			108,000
Advances	250,000	250,000	250,000
Fair value of warrant liability	4,389,000		38,000
Total current liabilities	6,389,000	2,187,000	2,114,000
Convertible Redeemable Preferred stock				4,941,000	4,941,000	0
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock							0	0	2,000	2,000	1,000
Common stock	134,000	87,000	80,000
Additional paid-in capital	74,967,000	69,945,000	63,995,000
Deficit accumulated during the development stage	(79,504,000)	(71,792,000)	(60,455,000)
Total stockholders' equity (deficit)	(4,403,000)	(1,758,000)	3,623,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 6,927,000	$ 5,370,000	$ 5,737,000